Stock-Based Compensation (Details) - Schedule of stock-based compensation expense - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 3,319	$ 5,053	$ 9,793	$ 8,521
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	2,311	1,879	7,012	2,873
Sales and marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	301	538	926	847
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 707	$ 2,636	$ 1,855	$ 4,801